Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets:
Total financial assets	$ 56,919
Stock Purchase Warrants
Financial Liabilities:
Stock purchase warrants	251	$ 258	$ 42
Corporate Bonds
Financial Assets:
Total financial assets	4,356
Cash and Money Markets
Financial Assets:
Total financial assets	35,666
Certificates of Deposit
Financial Assets:
Total financial assets	5,868
Government Bonds
Financial Assets:
Total financial assets	2,499
Agency Obligations
Financial Assets:
Total financial assets	8,530
Money Markets
Financial Assets:
Total financial assets		20,076	7,951
Level 1
Financial Assets:
Total financial assets	44,033
Level 1 | Cash and Money Markets
Financial Assets:
Total financial assets	35,666
Level 1 | Certificates of Deposit
Financial Assets:
Total financial assets	5,868
Level 1 | Government Bonds
Financial Assets:
Total financial assets	2,499
Level 1 | Money Markets
Financial Assets:
Total financial assets		20,076	7,951
Level 2
Financial Assets:
Total financial assets	12,886
Level 2 | Corporate Bonds
Financial Assets:
Total financial assets	4,356
Level 2 | Agency Obligations
Financial Assets:
Total financial assets	8,530
Level 3 | Stock Purchase Warrants
Financial Liabilities:
Stock purchase warrants	$ 251	$ 258	$ 42